CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Statement of Financial Position [Abstract]
Ordinary shares, authorized	250,000,000	250,000,000
Ordinary shares, issued	40,041,870	39,034,759
Ordinary shares, outstanding	40,041,870	39,034,759
Net of allowance for credit losses | $	$ 23	$ 101